Operating Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2022
Operating Lease Liabilities Abstract
Schedule of operating lease liabilities
	2022	2021
Villas*	$1,956,260	$1,951,867
Base Station Tower**	188,069	282,488
Office***	107,506	-
Total operating lease liabilities	$2,251,835	$2,234,355

*	The lease agreement of Villas was entered into on December 22, 2017, bears interest at about 4.1239% and will be matured on December 31, 2037. Lease payments for this agreement are to be made every five years. As of June 30, 2022, the Company has paid $696,584 for the first installment to the lessee.

**	The lease agreement of Base Station Tower was entered into on November 25, 2019, bears interest at about 3.1365% and will be matured on November 24, 2029. Lease payments for this agreement are to be made every year. As of June 30, 2022, the Company has paid $ 61,919 to the lessee.

***	The lease agreement of Office was entered into on January 1, 2022, bears interest at about 2.4584% and will be matured on December 31, 2024. Lease payments for this agreement are to be made every year. As of June 30, 2022, the Company has paid $55,070 for the first installment to the lessee.

Schedule of analyzed for reporting purposes
	2022	2021
Long-term portion of operating lease liabilities	$1,473,093	$2,147,252
Current maturities of operating lease liabilities	778,742	87,103
Total	$2,251,835	$2,234,355

Schedule of maturity analysis of operating lease liabilities
Operating lease payment	Villas	Base station tower	Office	Total undiscounted cash flows
Discount rate at commencement	4.1239%	3.1365%	2.4584%
One year	$737,551	$29,800	$55,070	$822,421
Two years	-	29,800	55,070	84,870
Three years	-	29,800	-	29,800
Four years	-	29,800	-	29,800
Five years	-	29,800	-	29,800
Beyond five years	1,703,743	59,600	-	1,763,343
Total undiscounted cash flows	$2,441,294	$208,600	110,140	$2,760,034
Total financing lease liabilities	1,956,260	188,069	107,506	2,251,835
Difference between undiscounted cash flows and discounted cash flows	485,034	20,531	2,634	508,199

Operating lease payment	Villas	Base station tower	Total undiscounted cash flows
Discount rate at commencement	4.1239%	3.1365%
One year	$-	$61,918	$30,959
Two years	766,242	30,959	797,201
Three years	-	30,959	30,959
Four years	-	30,959	30,959
Five years	-	30,959	30,959
Beyond five years	1,770,020	123,836	1,862,897
Total undiscounted cash flows	$2,536,262	$309,590	$2,783,934
Total financing lease liabilities	1,951,867	282,488	2,234,355
Difference between undiscounted cash flows and discounted cash flows	584,395	27,102	549,579